CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME - USD ($) $ in Millions		3 Months Ended			6 Months Ended
		Jun. 30, 2026	Mar. 31, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Statement of comprehensive income [abstract]
Income/(loss) for the period		$ 10,805	$ 5,758	$ 3,644	$ 16,564	$ 8,519
Items that may be reclassified to income in later periods:
– Currency translation differences	[1]	(314)	(820)	4,127	(1,134)	5,837
– Debt instruments remeasurements		(3)	2	7	(2)	14
– Cash flow hedging gains/(losses)		54	2	(109)	56	(135)
– Net investment hedging gains/(losses)		0	(3)	0	(3)	0
– Deferred cost of hedging		(18)	9	5	(9)	(37)
– Share of other comprehensive income/(loss) of joint ventures and associates		(4)	(11)	113	(14)	187
Total		(285)	(821)	4,143	(1,105)	5,866
Items that are not reclassified to income in later periods:
– Retirement benefits remeasurements		222	191	158	413	465
– Equity instruments remeasurements		(59)	8	(8)	(51)	(24)
– Share of other comprehensive income/(loss) of joint ventures and associates		(13)	0	(23)	(13)	(59)
Total		149	199	128	349	381
Other comprehensive income/(loss) for the period		(135)	(621)	4,270	(757)	6,248
Comprehensive income/(loss) for the period		10,670	5,137	7,914	15,807	14,767
Comprehensive income/(loss) attributable to non-controlling interest		(5)	96	122	91	227
Comprehensive income/(loss) attributable to Shell plc shareholders		$ 10,675	$ 5,041	$ 7,792	$ 15,716	$ 14,540

[1]	See Note 7 “Other notes to the unaudited Condensed Consolidated Interim Financial Statements”.